Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw materials	$ 17,320	$ 17,121	$ 16,619
Work in process	2,243	3,243	2,643
Finished goods	3,133	2,741	573
Stores and spares	2,285	2,404	1,622
Packing material	125	110	102
Inventory Gross	25,106	25,619	21,559
Less: inventory allowances	(1,410)	(1,438)	0
Inventory Net	$ 23,696	$ 24,181	$ 21,559